Report for the Calendar Year or Quarter Ended:	December 31, 2009
Check here if Amendment  [ x  ];     Amendment Number: 1
This Amendment  (check only one): 	[ x  ]  is a restatement
					      [    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		January 26, 2010

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	42

Form 13F Information Table Value Total:	$268,972

List of Other Managers Included:		NONE


ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
SOLE
D
ABBOTT LABS
COM
002824100
9992
185077
185077
185077
D
AT&T
COM
00206R102
335
11953
11953
11953
D
BB&T CORP
COM
054937107
4636
182755
182755
182755
D
CHEVRON-TEXACO CORP
COM
166764100
332
4308
4308
4308
D
CHUBB CORPORATION
COM
171232101
7398
150420
150420
150420
D
CISCO SYSTEMS
COM
17275R102
8018
334933
334933
334933
D
CONOCOPHILLIPS
COM
20825C104
12313
241109
241109
241109
D
CVS CAREMARK CORPORATION
COM
126650100
9384
291340
291340
291340
D
DIAGEO PLC
COM
25243Q205
5608
80797
80797
80797
D
EBAY
COM
278642103
7590
322550
322550
322550
D
EXXON MOBIL CORP
COM
30231G102
8344
122364
122364
122364
D
GENERAL DYNAMICS CORP
COM
369550108
8254
121078
121078
121078
D
HEINZ HJ CO
COM
423074103
8360
195500
195500
195500
D
INT'L BUSINESS MACHINES
COM
459200101
201
1538
1538
1538
D
INTEL
COM
458140100
5999
294050
294050
294050
D
JACOBS ENGINEERING GROUP
COM
469814107
9525
253255
253255
253255
D
JOHNSON & JOHNSON
COM
478160104
10138
157400
157400
157400
D
LOWE'S COMPANIES, INC.
COM
548661107
9660
413015
413015
413015
D
MARKEL CORPORATION
COM
570535104
4734
13923
13923
13923
D
MCDONALD'S CORP
COM
580135101
11051
176985
176985
176985
D
MEDTRONIC INC
COM
585055106
7196
163621
163621
163621
D
MERCK & CO.
COM
589331107
223
7222
7222
7222
D
MICROSOFT
COM
594918104
10304
338043
338043
338043
D
MONSANTO
COM
61166W101
8646
105762
105762
105762
D
NESS ENERGY INTERNATIONAL
COM
64104P105
0
20000
20000
20000
D
NIKE, INC.
COM
654106103
5479
82930
82930
82930
D
ORACLE CORPORATION
COM
68389X105
11447
466673
466673
466673
D
PAYCHEX, INC.
COM
704326107
7762
253340
253340
253340
D
PEPSICO
COM
713448108
12465
205015
205015
205015
D
PFIZER INC
COM
717081103
604
33207
33207
33207
D
PROCTER & GAMBLE
COM
742718109
12538
206792
206792
206792
D
SIGHTLOGIX
COM
82699A903
108
80000
80000
80000
D
SPDR TRUST, SERIES 1
COM
78462F103
257
2304
2304
2304
D
STATE STREET CORP
COM
857477103
229
5250
5250
5250
D
STRYKER
COM
863667101
10393
206340
206340
206340
D
SYSCO CORPORATION
COM
871829107
8201
293505
293505
293505
D
TEVA PHARMACEUTICALS
COM
881624209
11168
198785
198785
198785
D
US BANCORP
COM
902973304
341
15131
15131
15131
D
VANGUARD STAR FD #56
COM
921909107
655
37350
37350
37350
D
WAL-MART
COM
931142103
8106
151660
151660
151660
D
WELLPOINT, INC
COM
94973V107
5211
89395
89395
89395
D
3M COMPANY
COM
88579Y101
5767
69756
69756
69756
S
REPORT SUMMARY
42
RECORDS
268972
0
OTHER MANAGERS